Document and Entity Information	Apr. 07, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001587982
Prospectus Date	Apr. 07, 2025
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Creation Date	Apr. 10, 2025
Document Effective Date	Apr. 11, 2025
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Prospectus:
Trading Symbol	SARK